COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 15:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Certain of the motor vehicles, facilities and equipment of the Company and its subsidiaries are rented under long-term operating lease agreements. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2013, are as follows:

2014	$1,741
2015	919
2016	815
2017 and thereafter	605

$4,080

Rent expenses for the years ended December 31, 2011, 2012 and 2013 were approximately $ 1,733, $  1,701 and $ 1,911, respectively.

The Company leases motor vehicles under a cancelable lease agreement. The Company has an option to be released from this lease agreement, which may result in penalties in a maximum amount of $  214.

The Company currently occupies approximately 57,530 square feet of space based on a lease agreement expiring in December, 2014. The Company has an option to terminate the lease agreement in Israel and India upon six months prior written notice.

The aggregated amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 259.

b.	Guarantees and Collaterals:

The Company and certain of its subsidiaries have provided three of their clients with performance bank guarantees totaling $  163, which are linked to the New Israeli Shekels, all of which will be terminated during 2014.

Several of the Company’s subsidiaries have pledged their accounts receivables to a financial institution, with respect to a US dollar loan received in 2013 (see also note 11).

c.
From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

1.
In August 2009, a software company and one of its owners filed an arbitration proceeding against the Company and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in the amount of approximately NIS 52 million (approximately $ 15 million). The arbitrator determined that both we and our subsidiary breached the non-disclosure agreement. The closing summaries regarding damages have been submitted, but the arbitrator has not yet rendered his ruling..

In June 2011, the plaintiffs filed a motion to allow them to amend the claim by adding new causes of action and increasing the damages claimed in the lawsuit by approximately additional NIS 238 million (approximately $ 68,568) based on new arguments. Following discussions, the arbitrator rejected the motion and determined that if the plaintiffs wish to claim the additional damages (and the additional causes of action) they should do so in a separate legal proceeding. To date the plaintiffs did not file an additional lawsuit.

The Company recorded an accrual to cover damages to be awarded, based on the conclusions of the financial expert opinion that was filed by the Company in the arbitration proceedings. At this time, given the multiple uncertainties involved and in large part to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, the Company is unable to estimate the amount of the probable loss, if any, to be recognized or whether the accrual will be sufficient to cover the damages that will be awarded..

2.
In addition to the above mentioned legal proceedings, the Company is also involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

d.
on December 2013 the Company signed an OEM agreement with SAP for the purchase of certain SAP products to be distributed only to the Retail Market, during a period of 2 years. the Company obligation under the agreement is for minimum amount of 220 thousands Euros.